                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-09945

                          IXIS Advisor Funds Trust IV
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2006

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ITEM I  SCHEDULE OF INVESTMENTS

               AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of October 31, 2006 (Unaudited)

Shares     Description                                             Value (+)(e)
------     ------------------------------------------------------  ------------
Common Stocks -- 95.0% of Net Assets
           Real Estate Investment Trusts -- 95.0%
           REITs - Apartments -- 18.6%
    29,100 Apartment Investment & Management Co., Class A......... $  1,668,012
   111,000 Archstone-Smith Trust..................................    6,683,310
    61,000 AvalonBay Communities, Inc.............................    7,994,660
    50,000 Camden Property Trust..................................    4,036,000
   158,000 Equity Residential.....................................    8,628,380
    20,000 Home Properties, Inc...................................    1,263,400
    72,900 United Dominion Realty Trust, Inc.(c)..................    2,359,773
                                                                   ------------
                                                                     32,633,535
                                                                   ------------
           REITs - Diversified -- 4.4%
    43,000 BioMed Realty Trust, Inc...............................    1,385,890
    53,000 Vornado Realty Trust...................................    6,320,250
                                                                   ------------
                                                                      7,706,140
                                                                   ------------
           REITs - Healthcare -- 3.4%
    48,000 Healthcare Realty Trust, Inc.(c).......................    1,944,000
    90,000 Nationwide Health Properties, Inc......................    2,586,600
    84,600 Omega Healthcare Investors, Inc.(c)....................    1,428,048
                                                                   ------------
                                                                      5,958,648
                                                                   ------------
           REITs - Hotels -- 7.5%
    42,100 Ashford Hospitality Trust..............................      542,248
   104,000 Hilton Hotels Corp.....................................    3,007,680
    16,000 Hospitality Properties Trust...........................      775,360
   265,000 Host Hotels & Resorts, Inc.............................    6,110,900
    39,200 Starwood Hotels & Resorts Worldwide, Inc...............    2,341,808
    13,700 Strategic Hotels & Resorts, Inc........................      291,399
                                                                   ------------
                                                                     13,069,395
                                                                   ------------
           REITs - Industrial -- 12.8%
    53,000 AMB Property Corp......................................    3,095,730
    42,000 Duke Realty Corp.......................................    1,682,520
    35,500 First Potomac Realty Trust(c)..........................    1,098,370
   117,000 Liberty Property Trust.................................    5,639,400
   145,000 ProLogis...............................................    9,174,150
    28,000 PS Business Parks, Inc.................................    1,843,800
                                                                   ------------
                                                                     22,533,970
                                                                   ------------
           REITs - Office -- 16.7%
    92,000 Boston Properties, Inc.................................    9,828,360
   108,000 Brandywine Realty Trust, Inc.(c).......................    3,602,880
   100,000 Brookfield Properties Corp.............................    3,789,000
    41,000 Corporate Office Properties Trust(c)...................    1,959,390
    22,500 Digital Realty Trust, Inc..............................      751,275
    60,000 Equity Office Properties Trust.........................    2,550,000
    80,000 Highwoods Properties, Inc..............................    3,056,000
    37,000 Kilroy Realty Corp.....................................    2,787,210
    20,500 Mack-Cali Realty Corp..................................    1,084,450
                                                                   ------------
                                                                     29,408,565
                                                                   ------------
           REITs - Regional Malls -- 13.6%
    90,000 General Growth Properties, Inc.........................    4,671,000
    36,500 Macerich Co. (The).....................................    2,932,775
   139,500 Simon Property Group, Inc..............................   13,545,450
    57,500 Taubman Centers, Inc...................................    2,696,750
                                                                   ------------
                                                                     23,845,975
                                                                   ------------
           REITs - Shopping Centers -- 10.7%
   102,000 Developers Diversified Realty Corp.....................    6,211,800
    50,500 Federal Realty Investment Trust........................    4,047,575
    78,975 Kimco Realty Corp.(c)..................................    3,508,859
    43,800 Kite Realty Group Trust(c).............................      803,292
    59,400 Regency Centers Corp...................................    4,286,304
                                                                   ------------
                                                                     18,857,830
                                                                   ------------
           REITs - Storage -- 5.2%
    84,000 Extra Space Storage, Inc.(c)...........................    1,548,960
    80,100 Public Storage, Inc....................................    7,185,771
    19,000 U-Store-It Trust.......................................      417,240
                                                                   ------------
                                                                      9,151,971
                                                                   ------------
           REITs - Triple Net Lease -- 2.1%
    40,000 iStar Financial, Inc...................................    1,853,200
    36,000 Realty Income Corp.(c).................................      950,400
    80,000 Spirit Finance Corp....................................      952,800
                                                                   ------------
                                                                      3,756,400
                                                                   ------------
           Total Common Stocks
           (Identified Cost $104,208,367).........................  166,922,429
                                                                   ------------

 Shares/
Principal
 Amount
---------
Short-Term Investments -- 9.1%
 8,934,860 State Street Securities Lending Quality Trust(d).......    8,934,860
$7,002,966 Tri-Party Repurchase Agreement with Fixed Income
             Clearing Corporation, dated 10/31/2006 at 4.25% to
             be repurchased at $7,003,793 on 11/01/2006,
             collateralized by $7,130,000 U.S. Treasury Note,
             4.875% due 10/31/2008 valued at $7,148,777,
             including accrued interest(b)........................    7,002,966
                                                                   ------------
           Total Short-Term Investments
           (Identified Cost $15,937,826)..........................   15,937,826
                                                                   ------------
           Total Investments -- 104.1%
           (Identified Cost $120,146,193)(a)......................  182,860,255
           Other Assets Less Liabilities--(4.1)%..................   (7,281,505)
                                                                   ------------
           Total Net Assets -- 100%............................... $175,578,750
                                                                   ============

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         AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS (continued)

Investments as of October 31, 2006 (Unaudited)

+ Equity securities, including closed - end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker- dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

   In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

(a)Federal Tax Information:

   (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):

   At October 31, 2006, the net unrealized appreciation on investments based on cost of $120,146,193 for federal income tax purposes was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value of tax cost.................. $62,714,062
 Aggregate gross unrealized depreciation for all investments in
   which there is an excess of tax cost over value................          --
                                                                   -----------
 Net unrealized appreciation...................................... $62,714,062
                                                                   ===========

(b)The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(c)All or a portion of this security was on loan to brokers at October 31, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral.

Investments as of October 31, 2006 (Unaudited)

   The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at October 31, 2006 were $8,722,240 and $8,934,860.

(d)Represents investment of securities lending collateral.

(e)The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

REITs Real Estate Investment Trusts

Holdings at October 31, 2006 as a Percentage of Net Assets

Apartments................................................................. 18.6%
Office..................................................................... 16.7
Regional Malls............................................................. 13.6
Industrial................................................................. 12.8
Shopping Centers........................................................... 10.7
Hotels.....................................................................  7.5
Storage....................................................................  5.2
Diversified................................................................  4.4
Healthcare.................................................................  3.4
Triple Net Lease...........................................................  2.1

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2)Certification for the principal financial officer as required by Rule 30a-2(a) of the Act filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust IV

                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  December 22, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  December 22, 2006

                                           By:    /s/ Michael C. Kardok
                                                  ------------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  December 22, 2006